ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Cash Flows) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2014 Parent Company [Member] 2016 Notes [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] 2016 Notes [Member] CNY	Dec. 31, 2013 Parent Company [Member] 2016 Notes [Member] CNY	Dec. 31, 2012 Parent Company [Member] 2016 Notes [Member] CNY	Dec. 31, 2014 Parent Company [Member] Capped Call Options [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] Capped Call Options [Member] CNY	Dec. 31, 2013 Parent Company [Member] Capped Call Options [Member] CNY	Dec. 31, 2012 Parent Company [Member] Capped Call Options [Member] CNY
Cash flows from operating activities:
Net income/(loss)	$ 117,041,698	726,196,922	189,491,964	(1,543,816,018)	$ 108,471,949	673,025,055	188,011,825	(1,542,422,068)
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value									(24,303,050)	(150,790,707)	305,202,478	96,851,674	13,971,741	86,689,063	(92,295,905)	309,052
Share of (income)/loss from subsidiaries	(1,539,066)	(9,549,289)	25,614,963	16,291	(98,328,916)	(610,091,593)	(437,886,531)	1,405,807,872
Convertible senior notes issuance cost	4,198,962	26,052,881			4,198,962	26,052,881
Exchange (gain)/loss	23,701,434	147,057,916	38,468,031	36,472,691	(1,619,144)	(10,046,144)	2,155,196	(49,615)
Changes in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries					(92,217,528)	(572,172,865)	(313,277,487)	27,696,952
Decrease/(increase) in other current assets	(49,920,581)	(309,737,240)	(168,266,310)	395,021,362	48,311	299,752	(105,504)	769,436
Increase/(Decrease) in due to a subsidiary					4,228,299	26,234,900	(46,520,981)	(4,133,808)
(Decrease)/increase in other current liabilities					2,623,238	16,276,144	(1,783,456)	647,916
Net cash provided by operating activities	30,149,816	187,067,558	625,089,069	716,250,943	(82,926,138)	(514,523,514)	(396,500,365)	(14,522,589)
Cash flows from investing activities:
Investments in subsidiaries					(183,926,512)	(1,141,190,434)	(28,834,009)	(543,555)
Net cash used in investing activities	(670,269,554)	(4,158,754,486)	(1,286,122,774)	(500,772,189)	(183,926,512)	(1,141,190,434)	(28,834,009)	(543,555)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	124,133,894	770,201,158	413,004,026		124,133,894	770,201,158	413,004,026
Proceeds from exercise of share options	2,341,506	14,528,109	17,551,472		2,341,506	14,528,109	17,551,472
Proceeds from issuance of convertible senior notes	147,447,055	914,850,000			147,447,055	914,850,000
Issuance cost paid for issuance of convertible senior notes	(4,198,962)	(26,052,881)			(4,198,962)	(26,052,881)
Net cash provided by/(used in) financing activities	854,800,137	5,303,692,922	841,080,278	(370,708,322)	269,723,493	1,673,526,386	430,555,498
Effect of foreign exchange rate changes on cash and cash equivalents	(1,782,794)	(11,061,518)	(3,100,397)	508,622	(15,299)	(94,929)	(152,085)	46,883
Net (decrease)/increase in cash and cash equivalents	212,897,605	1,320,944,476	176,946,176	(154,720,946)	2,855,544	17,717,509	5,069,039	(15,019,261)
Cash and cash equivalents, beginning of year	73,506,139	456,076,191	279,130,015	433,850,961	1,181,342	7,329,752	2,260,713	17,279,974
Cash and cash equivalents, end of year	286,403,744	1,777,020,667	456,076,191	279,130,015	4,036,886	25,047,261	7,329,752	2,260,713
Supplemental disclosure of non-cash investing and financing cash flow information
Utilization of prepayment for share repurchase made in prior year				5,521,130				5,521,130
Proceeds from exercise of share options received in subsequent period	36,578	226,952	1,266,499	160,861	36,578	226,952	1,266,499	160,861
Payment of issuance cost for follow-on offering in subsequent period	$ 375,234	2,328,174	1,273,309		$ 375,234	2,328,174	1,273,309